STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)													1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2023	May 22, 2023	Apr. 13, 2023	Oct. 29, 2022	Jun. 26, 2022	Mar. 15, 2022	Mar. 01, 2022	Feb. 14, 2022	Jan. 26, 2022	Dec. 22, 2021	May 18, 2021	Feb. 14, 2021	May 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 27, 2022	Nov. 18, 2022	Oct. 28, 2022	Dec. 26, 2021	Dec. 21, 2021	Dec. 02, 2021	Sep. 29, 2021	May 31, 2021	Dec. 31, 2020	Jul. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														25,000,000				25,000,000		25,000,000	25,000,000
Preferred stock, par value														$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued														0				0		0	0
Preferred stock, shares outstanding														0				0		0	0
Common stock, shares authorized														300,000,000				300,000,000		75,000,000	75,000,000
Common stock, par value														$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued														45,366,760				45,366,760		40,528,191	40,528,191
Common stock, shares outstanding														45,366,760				45,366,760		40,528,191	40,528,191
Share-based payment award, options, grants in period, gross																				400,000	1,532,500
Compensation cost																			$ 295,750
Proceeds from warrant																		265,216	3,000	$ 3,000
issuance of common stock																				$ 6,500,743	6,692,765
Warrants to purchase common shares																				250,000
Other selling, general and administrative expense		$ 1,333,127
Non-cash share-based compensation														$ 160,762		676,242		371,728	1,392,674	$ 1,905,948	898,444
Exercise of warrants							300,000
Repurchased and cancelled common stock				300,000
Gross proceeds from sale of equity												$ 17,250,000								5,000,000
Restricted stock award net of forfeitures																				295,750
Fair value of warrants																					4,447,982
Salary expense														335,004		902,106		601,972	1,817,746	2,421,969	2,887,309
Professional fees														$ 511,844		$ 873,865		$ 896,650	$ 1,417,905	$ 2,082,079	$ 2,269,756
Univest Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share					$ 1.75
Warrants exercisable term																				5 years
Fair value of warrants																				$ 1,281,854
Warrants and rights outstanding					$ 231,359
Salary expense																				769,113
Professional fees																				$ 512,741
New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable, price																		$ 2.25		$ 2.25
Warrants exercisable term														5 years				5 years		5 years
Other Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares																					230,000
Warrants strike price per share																					$ 1.39
Warrants exercisable term																					4 years 8 months 26 days
Fair value of warrants																					$ 368,287
O I D Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liabilities														$ 5,461,702				$ 5,461,702
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued														478,757,133				478,757,133		20,048,487	12,144,834									3,393,651
Warrants were cancelled																				(342,857)
Non option granted																		(11,250,000)		878,398
Exercised																		2,652,159		300,000
Class C Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share			$ 0.10
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued														1,946,410	240,000
Exercise of warrants														2,652,159			300,000			300,000
Repurchased and cancelled common stock																				(300,000)
Stock issued during period																					4,600,000
Common Stock [Member] | O I D Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable	47,266,679												47,266,679
Common Stock [Member] | Maximum [Member] | O I D Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued													37,813,350
Common Stock [Member] | Minimum [Member] | O I D Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued													3,781,335
Common Stock E [Member] | O I D Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable, price	$ 0.10
Common Stock E [Member] | Hexin Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable, price		$ 0.10
warrant exercisable		7,500,000
Class F Warrants [Member] | O I D Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares	47,266,679												47,266,679
Common Stock F [Member] | O I D Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable, price	$ 0.20
Common Stock F [Member] | Hexin Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable, price		$ 0.20
warrant exercisable		3,750,000
Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized											5,300,000											7,200,000			1,900,000
Share based compensation, grant shares														2,924,057				2,924,057		2,924,057		7,200,000			1,900,000
Share authorized											5,300,000
Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued														1,346,410				1,346,410
Mr. Frank Maresca [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued														600,000				600,000
Directors, Senior Officers and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted share awards granted																					350,000
Bradely Richmond [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share								$ 0.01	$ 0.01
Warrants exercisable term																				5 years
Non option granted								300,000	300,000
Fair value of warrants																				$ 568,677
Exercised						300,000
Warrants and rights outstanding					$ 347,039
Bradely Richmond [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non option granted					578,398
Bradely Richmond [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non option granted								300,000	300,000
Somahlution Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																															2,652,159
My Health Logic, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period										4,600,000
Confidential Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																							240,000
Somahlution Warrant Offer Letter Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding			2,652,159
warrant exercisable, price			$ 5.00
warrant exercisable, price			$ 0.10
issuance of common stock			$ 265,216
Somahlution Warrant Offer Letter Agreement [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable, price			$ 1.75
warrant exercisable, price			$ 0.10
Somahlution Warrant Offer Letter Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from warrant			$ 299,996
Somahlution Warrant Offer Letter Agreement [Member] | Class C Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding			5,109,904
issuance of common stock			$ 114,973,110
Somahlution Warrant Offer Letter Agreement [Member] | Class C Warrant [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
warrant exercisable, price			$ 2.25
warrant exercisable, price			$ 0.10
Unit Purchase Agreement [Member] | Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares																				8,360,159							197,777
Warrants strike price per share																				$ 2.25								$ 2.25
Warrants exercisable term																				5 years
Warrants were cancelled																				342,857
Aggregate pro rata units																												1,045,549
Unit Purchase Agreement [Member] | Class A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares																				469,978									29,978
Warrants strike price per share																				$ 3.13
Warrants exercisable term																				5 years
Unit Purchase Agreement [Member] | Class B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares																				469,978									29,978
Warrants strike price per share																				$ 5.00
Unit Purchase Agreement [Member] | New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares																										6,857,143
Warrants strike price per share																										$ 2.25
Warrants exercisable term																										5 years
Unit Purchase Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non option granted																		94,533,358		8,360,147
October Two Thousand Twenty Two Letter Agreement [Member] | Richmond [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued																								578,398
Exchage Agreement [Member] | New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share																										$ 2.25
Aggregate pro rata units																										1,664,044